Quarterly Holdings Report
for

Fidelity® Diversified International K6 Fund

July 31, 2020

DIFK6-QTLY-0920
1.9883984.103

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Australia - 1.0%
Aristocrat Leisure Ltd.	304,239	$5,690,578
CSL Ltd.	105,907	20,437,186
Magellan Financial Group Ltd.	188,265	8,226,383

TOTAL AUSTRALIA		34,354,147

Bailiwick of Jersey - 0.9%
Experian PLC	602,193	21,034,673
Ferguson PLC	87,519	7,715,104

TOTAL BAILIWICK OF JERSEY		28,749,777

Belgium - 1.4%
Galapagos Genomics NV (a)	35,564	6,604,966
KBC Groep NV	390,812	22,282,677
UCB SA	132,456	16,983,489

TOTAL BELGIUM		45,871,132

Bermuda - 1.7%
China Gas Holdings Ltd.	1,350,731	4,060,750
Credicorp Ltd. (United States)	53,993	6,866,290
Haier Electronics Group Co. Ltd.	969,000	4,244,750
Hiscox Ltd.	674,594	6,901,868
IHS Markit Ltd.	245,891	19,850,780
Marvell Technology Group Ltd.	423,479	15,444,279

TOTAL BERMUDA		57,368,717

Canada - 2.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	706,135	24,540,359
Constellation Software, Inc.	14,530	17,186,828
Fairfax India Holdings Corp. (a)(b)	583,019	4,617,510
Franco-Nevada Corp.	93,556	14,954,153
Waste Connection, Inc. (Canada)	48,519	4,958,939
Wheaton Precious Metals Corp.	352,137	19,104,704

TOTAL CANADA		85,362,493

Cayman Islands - 3.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	137,723	34,571,227
Anta Sports Products Ltd.	1,024,458	9,715,451
Hansoh Pharmaceutical Group Co. Ltd. (a)(b)	695,386	3,005,746
JD.com, Inc. Class A	174,900	5,434,102
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	78,429	10,995,746
Tencent Holdings Ltd.	643,759	44,160,719
Zai Lab Ltd. ADR (a)	91,628	6,973,807

TOTAL CAYMAN ISLANDS		114,856,798

China - 0.8%
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)	83,400	1,076,087
Kweichow Moutai Co. Ltd. (A Shares)	85,895	20,665,831
Ping An Insurance Group Co. of China Ltd. (H Shares)	602,042	6,352,283

TOTAL CHINA		28,094,201

Denmark - 2.1%
DSV A/S	237,745	32,605,931
GN Store Nord A/S	86,530	5,276,637
ORSTED A/S (b)	205,296	29,259,803
Vestas Wind Systems A/S	28,000	3,589,179

TOTAL DENMARK		70,731,550

France - 7.7%
Amundi SA (b)	226,278	17,138,790
Capgemini SA	207,479	26,761,788
Dassault Systemes SA	62,371	11,321,715
Edenred SA	197,813	9,816,872
Legrand SA	194,433	15,040,999
LVMH Moet Hennessy Louis Vuitton SE	100,171	43,558,677
Pernod Ricard SA	121,725	20,934,351
Sanofi SA	497,653	52,252,096
Sartorius Stedim Biotech	11,100	3,451,865
SR Teleperformance SA	115,414	33,620,910
VINCI SA	180,103	15,500,576
Worldline SA (a)(b)	81,692	6,997,780

TOTAL FRANCE		256,396,419

Germany - 10.6%
adidas AG	121,661	33,520,343
Allianz SE	147,318	30,580,027
Bayer AG	354,578	23,555,846
Deutsche Borse AG	160,025	29,142,324
Deutsche Post AG	542,686	22,027,726
Hannover Reuck SE	115,559	19,519,999
Linde PLC	166,285	40,487,448
RWE AG	321,528	12,112,230
SAP SE	564,208	89,062,107
Scout24 AG (b)	40,061	3,466,095
Symrise AG	189,004	23,610,682
Vonovia SE	367,131	23,863,251

TOTAL GERMANY		350,948,078

Hong Kong - 1.9%
AIA Group Ltd.	5,520,813	49,780,858
Techtronic Industries Co. Ltd.	1,129,599	11,798,387

TOTAL HONG KONG		61,579,245

India - 3.3%
HDFC Bank Ltd.	1,627,567	22,449,606
Housing Development Finance Corp. Ltd.	799,068	19,005,596
Kotak Mahindra Bank Ltd.	894,958	16,314,587
Reliance Industries Ltd.	1,840,695	50,786,180
Reliance Industries Ltd. (a)	122,713	1,928,324

TOTAL INDIA		110,484,293

Indonesia - 0.8%
PT Bank Central Asia Tbk	7,635,281	16,354,564
PT Bank Rakyat Indonesia Tbk	47,254,294	10,264,354

TOTAL INDONESIA		26,618,918

Ireland - 2.2%
Aon PLC	78,637	16,137,885
DCC PLC (United Kingdom)	50,326	4,500,698
Kerry Group PLC Class A	153,383	20,235,880
Kingspan Group PLC (Ireland)	267,205	19,121,313
Ryanair Holdings PLC sponsored ADR (a)	152,851	11,463,825

TOTAL IRELAND		71,459,601

Israel - 0.0%
Maytronics Ltd.	33,500	511,510
Italy - 1.6%
Enel SpA	2,090,486	19,149,949
FinecoBank SpA	740,039	10,700,473
GVS SpA (b)	257,673	3,360,032
Recordati SpA	292,743	15,600,409
Reply SpA	42,300	3,861,615

TOTAL ITALY		52,672,478

Japan - 16.9%
Astellas Pharma, Inc.	367,757	5,736,261
Bandai Namco Holdings, Inc.	182,551	10,080,897
Daikin Industries Ltd.	171,091	30,102,861
Fast Retailing Co. Ltd.	16,167	8,597,642
Hoya Corp.	504,566	49,667,732
Iriso Electronics Co. Ltd.	47,526	1,423,243
Itochu Corp.	1,041,526	22,836,836
Kao Corp.	313,151	22,717,237
Keyence Corp.	131,911	55,104,666
KH Neochem Co. Ltd.	156,196	2,844,891
Minebea Mitsumi, Inc.	1,773,427	29,083,064
Misumi Group, Inc.	353,354	8,325,208
Murata Manufacturing Co. Ltd.	130,433	8,377,801
Nabtesco Corp.	136,655	4,092,356
Nitori Holdings Co. Ltd.	148,471	32,497,974
Oracle Corp. Japan	56,409	6,757,037
ORIX Corp.	1,152,758	12,467,215
PALTAC Corp.	73,270	3,959,231
Park24 Co. Ltd.	65,700	881,338
Persol Holdings Co., Ltd.	654,344	8,270,864
Recruit Holdings Co. Ltd.	604,376	18,854,022
Relo Group, Inc.	131,500	2,270,861
Shin-Etsu Chemical Co. Ltd.	249,161	29,161,497
Shiseido Co. Ltd.	213,555	11,898,472
SMC Corp.	61,072	31,772,094
Sony Corp.	614,452	47,739,874
Tokyo Electron Ltd.	104,127	28,813,742
Tsuruha Holdings, Inc.	204,075	28,127,668
Welcia Holdings Co. Ltd.	247,191	22,651,294
Yahoo! Japan Corp.	2,651,571	14,100,357

TOTAL JAPAN		559,214,235

Korea (South) - 1.6%
LG Chemical Ltd.	21,612	10,265,095
Samsung Electronics Co. Ltd.	542,978	26,289,387
SK Hynix, Inc.	260,795	18,057,152

TOTAL KOREA (SOUTH)		54,611,634

Luxembourg - 1.2%
B&M European Value Retail SA	4,608,538	27,930,828
Eurofins Scientific SA	4,230	2,749,470
Globant SA (a)	51,061	8,830,489

TOTAL LUXEMBOURG		39,510,787

Netherlands - 5.6%
Adyen BV (a)(b)	4,761	7,946,848
ASML Holding NV	223,394	79,018,926
JDE Peet's BV	254,700	11,325,901
Koninklijke Philips Electronics NV	654,841	33,836,208
NXP Semiconductors NV	229,257	26,944,575
Wolters Kluwer NV	348,268	27,428,799

TOTAL NETHERLANDS		186,501,257

New Zealand - 0.3%
Ryman Healthcare Group Ltd.	1,280,363	11,293,519
Norway - 1.2%
Adevinta ASA Class B (a)	857,913	13,836,926
NEL ASA (a)(c)	2,979,289	6,109,574
Schibsted ASA (A Shares)	561,762	20,422,996

TOTAL NORWAY		40,369,496

Spain - 1.2%
Cellnex Telecom SA (b)(c)	421,848	26,445,862
Cellnex Telecom SA rights 8/7/20 (a)	421,848	1,764,051
Iberdrola SA	785,383	10,102,550

TOTAL SPAIN		38,312,463

Sweden - 1.7%
ASSA ABLOY AB (B Shares)	290,352	6,409,867
EQT AB	422,598	9,866,700
Hexagon AB (B Shares) (a)	248,904	16,124,346
Indutrade AB (a)	316,067	15,939,600
Svenska Handelsbanken AB (A Shares) (a)	701,213	6,612,770

TOTAL SWEDEN		54,953,283

Switzerland - 7.9%
Idorsia Ltd. (a)	50,979	1,396,899
Lonza Group AG	51,599	32,266,685
Nestle SA (Reg. S)	630,175	74,941,521
Roche Holding AG (participation certificate)	248,631	86,114,979
Sika AG	183,213	40,166,428
Sonova Holding AG Class B	52,306	11,758,913
Swiss Re Ltd.	173,500	13,690,737

TOTAL SWITZERLAND		260,336,162

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	420,591	33,180,424
United Kingdom - 7.8%
AstraZeneca PLC (United Kingdom)	458,623	50,668,526
Beazley PLC	1,292,231	7,060,448
Big Yellow Group PLC	509,904	6,801,462
BP PLC sponsored ADR	281,509	6,204,458
Compass Group PLC	592,732	8,150,684
John David Group PLC	539,338	4,275,496
London Stock Exchange Group PLC	454,916	50,249,537
Ocado Group PLC (a)	614,336	16,509,524
Prudential PLC	1,392,912	19,905,777
Reckitt Benckiser Group PLC	207,162	20,772,057
RELX PLC (Euronext N.V.)	1,397,535	29,615,612
Rentokil Initial PLC	2,805,983	19,621,336
S4 Capital PLC (a)	626,700	2,830,209
Smith & Nephew PLC	778,193	15,359,567

TOTAL UNITED KINGDOM		258,024,693

United States of America - 5.7%
Alphabet, Inc. Class C (a)	13,230	19,619,561
Danaher Corp.	50,784	10,349,779
Immunomedics, Inc. (a)	100,900	4,261,007
IQVIA Holdings, Inc. (a)	111,766	17,702,617
Marsh & McLennan Companies, Inc.	151,055	17,613,013
MasterCard, Inc. Class A	102,955	31,764,706
Microsoft Corp.	97,230	19,933,122
NICE Systems Ltd. sponsored ADR (a)	41,543	8,526,285
Nikola Corp. (a)(c)	396,916	11,907,480
Regeneron Pharmaceuticals, Inc. (a)	26,500	16,749,855
Visa, Inc. Class A	158,402	30,159,741

TOTAL UNITED STATES OF AMERICA		188,587,166

TOTAL COMMON STOCKS
(Cost $2,431,105,742)		3,120,954,476

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
Rivian Automotive, Inc. Series E (a)(d)(e)
(Cost $4,731,436)	305,451	4,731,436

Money Market Funds - 6.4%
Fidelity Cash Central Fund 0.14% (f)	181,046,780	181,101,094
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	32,062,820	32,066,026
TOTAL MONEY MARKET FUNDS
(Cost $213,149,057)		213,167,120
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $2,648,986,235)		3,338,853,032
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(24,064,864)
NET ASSETS - 100%		$3,314,788,168

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $102,238,466 or 3.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,731,436 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Rivian Automotive, Inc. Series E	7/10/20	$4,731,436

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$643,796
Fidelity Securities Lending Cash Central Fund	75,218
Total	$719,014

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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